Cash And Cash Equivalents	3 Months Ended
Dec. 25, 2011
Cash and Cash Equivalents Disclosure [Text Block]
(2)  CASH AND CASH EQUIVALENTS

Cash and cash equivalents consist of all highly liquid investments with original maturities of ninety days or less. As of December 25, 2011 and September 25, 2011, we had $2,622,000 and $2,620,000 of cash and cash equivalents that were restricted in use, respectively, which are classified in other current assets. These amounts covered outstanding letters of credit.